FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J.W. Burns & Company, Inc.
Address:  Glacier Creek Office Park
          6711 Towpath Road, Ste. 200
          East Syracuse, NY 13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341
Signature, Place, and Date of Signing:

  Peter N. Bunitsky    East Syracuse, NY   April 4, 2003

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

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Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 160,685,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP CAP PFD VII 7.125%   PFD              17306n203      411    15513 SH       SOLE                                      15513
DUKE ENERGY PFD TR 7.20%       PFD              26439g209      210     8400 SH       SOLE                                       8400
FORD PFD 7.4%                  PFD              22080q208      245    11400 SH       SOLE                                      11400
JP MORGAN CHASE PFD 7.5%       PFD              46623c202      267    10000 SH       SOLE                                      10000
KEYCORP BKD TR CTFS 7.75%      PFD              21988g874      515    20000 SH       SOLE                                      20000
WALT DISNEY PFD 7.0%           PFD              254687304      275    10409 SH       SOLE                                      10409
WELLS FARGO PFD TR IV 7.0%     PFD              94976y207      397    15100 SH       SOLE                                      15100
ABBOTT LABS                    COM              002824100      209     5565 SH       SOLE                                       5565
AMERICAN INTL GROUP            COM              026874107     4876    98603 SH       SOLE                                      98523
AMGEN                          COM              031162100      441     7670 SH       SOLE                                       7670
ANHEUSER BUSCH COS INC         COM              035229103      205     4400 SH       SOLE                                       4400
APPLIED MICRO CIRCUIT          COM              03822w109       39    11945 SH       SOLE                                      11945
AUTOMATIC DATA PROCESS         COM              053015103     2220    72114 SH       SOLE                                      72114
BRISTOL-MYERS SQUIBB           COM              110122108     2639   124892 SH       SOLE                                     124892
CISCO SYSTEMS INC              COM              17275R102     4461   343664 SH       SOLE                                     343464
CITIGROUP INC                  COM              172967101      567    16470 SH       SOLE                                      16470
CLOROX CO                      COM              189054109     6397   138557 SH       SOLE                                     138557
COCA COLA CO                   COM              191216100     3451    85254 SH       SOLE                                      85254
COLGATE-PALMOLIVE              COM              194162103      258     4734 SH       SOLE                                       4734
CORNING GLASS                  COM              219350105      284    48568 SH       SOLE                                      48568
EMC CORP                       COM              268648102     1409   194917 SH       SOLE                                     194917
EXXON MOBIL CORP               COM              30231g102     6228   178196 SH       SOLE                                     177846
FANNIE MAE                     COM              313586109     2685    41091 SH       SOLE                                      41091
FED HOME LOAN M CORP           COM              313400301     2554    48096 SH       SOLE                                      48096
GENERAL ELEC CO                COM              369604103     6859   268983 SH       SOLE                                     268733
GILLETTE CO                    COM              375766102     1111    35923 SH       SOLE                                      35873
HERSHEY FOODS CORP             COM              427866108      223     3553 SH       SOLE                                       3553
HOME DEPOT INC                 COM              437076102     1985    81495 SH       SOLE                                      81345
IBM                            COM              459200101      505     6439 SH       SOLE                                       6439
ILLINOIS TOOL WORKS            COM              452308109     5078    87320 SH       SOLE                                      87245
INTEL CORP                     COM              458140100     5122   314601 SH       SOLE                                     314601
JOHNSON & JOHNSON              COM              478160104    14053   242842 SH       SOLE                                     242662
KEY CORP                       COM              493267108     1151    51020 SH       SOLE                                      51020
LOWES COMPANIES INC            COM              548661107     2565    62825 SH       SOLE                                      62825
MEDTRONIC INC                  COM              585055106     7542   167165 SH       SOLE                                     167165
MERCK & CO INC                 COM              589331107     4743    86585 SH       SOLE                                      86585
MICROSOFT CORP                 COM              594918104     9754   402890 SH       SOLE                                     402590
NOKIA CORP ADR                 COM              654902204     2026   144578 SH       SOLE                                     144578
PENNINSULA HOLDINGS GROUP      COM              70713p105        0    21000 SH       SOLE                                      21000
PEPSICO INC                    COM              713448108     6419   160467 SH       SOLE                                     160317
PFIZER INC                     COM              717081103     6572   210907 SH       SOLE                                     210657
PROCTER & GAMBLE CO            COM              742718109     3014    33844 SH       SOLE                                      33694
ST. JUDE MEDICAL               COM              790849103      244     5000 SH       SOLE                                       5000
STATE STREET BOSTON            COM              857477103     5635   178161 SH       SOLE                                     177961
STRYKER CO                     COM              863667101    12387   180440 SH       SOLE                                     180360
SUN MICROSYSTEMS               COM              866810104       86    26500 SH       SOLE                                      26500
TEXAS INSTRUMENTS              COM              882508104      337    20560 SH       SOLE                                      20560
TOOTSIE ROLL                   COM              890516107     2056    72062 SH       SOLE                                      72062
TRUSTCO BANK CORP NY           COM              898349105      935    97099 SH       SOLE                                      96799
U.S. PLASTIC LUMBER CORP       COM              902948108        2    10000 SH       SOLE                                      10000
WELLS FARGO & CO               COM              949746101     5845   129915 SH       SOLE                                     129835
WRIGLEY WM JR CO               COM              982526105    11854   209805 SH       SOLE                                     209525
ZIMMER HOLDINGS                COM              98956p102     1339    27526 SH       SOLE                                      27516